Nature of Operations and Items Impacting Basis of Presentation - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
		Mar. 01, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration	[1]		$ 0.0	$ 0.0	$ 44.0
Dividends			6.0	15.8	3.8
Assurant Employee Benefits | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration		$ 45.1
Estimated gain on disposal before adjustment		36.0
Deferred gain on disposal		29.1	0.2
Gain on disposal		36.0	$ 0.5	$ 2.8	32.5
Pre-tax income for disposal group					$ 0.2
Assurant Employee Benefits | Parent Company | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration		942.2
Estimated gain on disposal before adjustment		$ 656.5

[1]	2017 includes the one-time $0.7 million provision from the reduction of net deferred tax assets following the enactment of the U.S. Tax Cuts and Jobs Act. Refer to Note 5 - Income Taxes, for additional information.